Summary of Other Liabilities (Details) - CAD ($) $ in Millions	Jul. 31, 2022	Oct. 31, 2021
Disclosure of financial liabilities [abstract]
Accounts payable, accrued expenses, and other items1	$ 7,180	$ 7,499
Accrued interest	1,229	714
Accrued salaries and employee benefits	3,419	4,151
Cheques and other items in transit	2,574	2,667
Current income tax payable	115	82
Deferred tax liabilities	209	244
Defined benefit liability	1,525	1,592
Lease liabilities	5,243	5,473
Liabilities related to structured entities	8,502	4,407
Provisions	1,254	1,304
Total	$ 31,250	$ 28,133